SCHEDULE OF OTHER LOAN (Details)	12 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 USD ($)
Short-Term Debt [Line Items]
Other loan	$ 145,982		$ 178,551
Micro Connect Financing I Limited [Member] | Other Loan [Member]
Short-Term Debt [Line Items]
Principal amount		$ 756,000
Loan drawdown date	Apr. 22, 2026
Maturity date	May 22, 2026
Effective interest rate	12.00%	12.00%
Other loan	$ 96,471
Riverchain One Limited [Member] | Other Loan [Member]
Short-Term Debt [Line Items]
Principal amount		$ 388,000
Loan drawdown date	May 06, 2026
Maturity date	Jun. 20, 2026
Effective interest rate	12.00%	12.00%
Other loan	$ 49,511
AR Horizon Limited [Member] | Other Loan [Member]
Short-Term Debt [Line Items]
Principal amount		$ 1,400,000
Loan drawdown date	May 21, 2025
Maturity date	Jul. 20, 2025
Effective interest rate	12.00%	12.00%
Other loan			$ 178,551